Advanced Series Trust

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

November 13, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Sally Samuel

Re:	Advanced Series Trust: Registration Statement on Form N-1A (Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186) Post-Effective Amendment No. 107 to the Registration Statement under the Securities Act of 1933 and Amendment No. 109 to the Registration Statement under the Investment Company Act of 1940

Dear Ms. Samuel:

On behalf of Advanced Series Trust (referred to herein as the Registrant or the Trust), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 107 to the Registration Statement under the 1933 Act and Amendment No. 109 to the Registration Statement under the 1940 Act (the Amendment). Capitalized terms used herein and not otherwise defined shall have the meanings given to them in the Amendment.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. Although the Registrant has proposed that the Amendment become effective 60 days after filing under Rule 485(a), the Registrant is seeking acceleration so that the Amendment becomes effective on November 13, 2012, or as soon as practicable thereafter. The Registrant does not have a principal underwriter.

This filing is intended to respond to telephonic comments received on November 8, 2012 from Sally Samuel of the Commission staff (Staff) with respect to the Rule 485(a) filing made as of October 31, 2012 (the Revised Filing) and to make certain non-material changes. The Revised Filing contained: (i) a Prospectus for the AST Bond Portfolio 2024, a new portfolio of the Trust; and (ii) a Statement of Additional Information (SAI) for the AST Bond Portfolio 2024. The Amendment supersedes the Revised Filing. The Amendment is not intended to amend the Registrant’s current prospectuses, dated April 30, 2012 and August 20, 2012 (the Current Prospectuses), or the Registrant’s current statements of additional information, dated April 30, 2012 and August 20, 2012 (the Current Statements of Additional Information), all of which relate to other portfolios of the Trust. Ms. Samuel requested that responses to her comments be incorporated into a new Rule 485(a) filing, to be reviewed on an accelerated basis by the Staff.

The Amendment has been tagged to indicate changes from the Revised Filing, as requested. The Staff’s comments, and our responses thereto, are set forth below.

1. Comment: In the Prospectus, please make clear in all instances that the Portfolio will be used only in connection with certain benefit programs under the Participating Insurance Companies’ variable annuity contracts, not variable Life insurance contracts.

Response: The requested changes have been made to the Amendment.

2. Comment: On page 3 of the Prospectus, revise the section entitled “Principal Investment Strategies” such that the section provides only a brief summary of the Portfolio’s principal investment strategies.

Response: The requested changes have been made to the Amendment.

3. Comment: Please revise the Prospectus, as applicable, to refer Contract owners to their Contract prospectus for more information, rather than to the Contract itself.

Response: The requested changes have been made to the Amendment.

4. Comment: In the Prospectus, please add disclosure regard frequent trading of securities if applicable to this Portfolio, as required by Item 9 of Form N-1A.

Response: The requested disclosure has been added.

5. Comment: Please confirm that the list of mailing addresses on pages I-3 and I-4 of the Prospectus are properly located.

Response: The Trust respectfully submits that the listing of the mailing addresses on pages I-3 and I-4 is consistent with how the Trust has prepared and filed previous Prospectuses that were approved by the Staff, and the Trust respectfully notes that there is no specific requirement of Form N-1A that these mailing addresses should be listed in another section of the document.

Request for Acceleration

Pursuant to Rule 461 under the 1933 Act, on behalf of the Registrant, I hereby request that the Amendment be declared effective as of November 13, 2012, or as soon as practicable thereafter. The Registrant is aware of its obligations under the 1933 Act.

Tandy Representations

In connection with the Commission Staff’s review of the Amendment, the Registrant acknowledges that, with respect to filings made by the Registrant with the Commission and reviewed by the Staff:

a)	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

b)

Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

c)	the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Registrant hereby acknowledges that:

a)	should the Commission or the Staff, acting pursuant to delegated authority, declare the Amendment effective, it does not foreclose the Commission from taking any action with respect to the Amendment;

b)

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the Amendment effective, does not relieve the Amendment from its full responsibility for the adequacy and accuracy of the disclosure in the Amendment; and

c)	the Registrant may not assert a declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-5401. Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Amanda S. Ryan

Amanda S. Ryan
Assistant Secretary
Advanced Series Trust